Contingencies- Narrative (Details) $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) loan request	Mar. 31, 2015 loan
Loss Contingencies [Line Items]
Reserve for sales recourse obligations | $	$ 15
Number of Material Unresolved Recourse Requests | request	0
Real estate loans
Loss Contingencies [Line Items]
Repurchase activity | loan	0	0